Performance Management - (Allspring Exchange-Traded Funds Trust)	Sep. 30, 2024
(Allspring SMID Core ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Ultra Short Municipal ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.